SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

Subsequent to December 31, 2022 and prior to the filing of this Form 10-K the Company had the following events.

On January 3, 2023, Charles L. Pope resigned as a member of the Board of Directors. Until Mr. Pope’s resignation he also served as the Chairman of the Company’s Audit Committee and served on the Company’s Compensation Committee and Nominating and Governance Committee.

On January 4, 2023, to fill the vacancy left by Mr. Pope’s resignation, the Board of Directors of the Company, with the recommendation of the Nominating and Corporate Governance Committee of the Board of Directors, appointed Mr. Michael L. Peterson as a member of the Board of Directors. Mr. Peterson was also appointed to serve as the Chairperson of the Board of Director’s Audit Committee and as a member of the Compensation Committee and Nominating and Corporate Governance Committee. As part of Mr. Peterson’s compensation he will receive cash compensation in the amount of $55,000 per year for services on the board of directors, $20,000 per year for services as the Chairman of the Audit Committee (each paid 1/4th quarterly). The Company also issued Mr. Peterson 100,000 shares of restricted common stock, vesting quarterly over two years (beginning April 1, 2023), as well as options vesting over two years valued at $55,000, for his services on the Board. All equity awards were issued under a stockholder approved equity incentive plan, and are subject to the terms of such plan.

On January 6, 2023, a restricted stock grant to Jeff Newell of 79,062, as compensation as part of Board compensation.

On January 6, 2023. the investor exercised their prefunded warrants in the amount of 601,740 shares per the stock issuance agreement from the October 2023 funding. The total amount paid to exercise the shares was $6.02 at a price of $.00001 per share.

On January 20, 2023, the Company entered into Membership Interest Purchase Agreements to sell 100% of the outstanding membership interests of the Company’s subsidiaries, Alliance Pharma Solutions, LLC and Community Specialty Pharmacy, LLC. The Company will receive consideration in the amount of $125,000 for Alliance Pharma Solutions, LLC and $100,000 for Community Specialty Pharmacy, LLC. The Company also agreed to enter into a Master Service Agreement to operate the businesses prior to closing, additional amounts owed to the Company as a result of this Master Service Agreement are estimated to total approximately an aggregate of $266,000 as of the closing date, currently expected to occur on April 30, 2023.

On January 30, 2023, the Company received a delist determination letter from The Nasdaq Stock Market LLC. (the “Staff”), advising the Company that the Staff had determined that the Company was not in compliance with the minimum continued listing requirements of stockholders’ equity, and that the Company had not met the terms of the extension granted to them in in October 2022 to regain compliance by the deadline of January 25, 2023. Specifically, the Company did not complete its proposed transactions and was unable to file a Current Report Form 8-K by the January 25, 2023 deadline previously required by the Staff, evidencing compliance with the Rule.

On February 6, 2023, the Company submitted a hearing request to the Nasdaq Hearings Panel (the “Panel”), which request will stay any delisting action by the Staff at least until the hearing process concludes and any extension granted by the Panel expires. At the Panel hearing, the Company intends to present a plan to regain compliance with the minimum stockholders’ equity requirement. In the interim, the Company’s common stock will continue to trade on Nasdaq under the symbol “MEDS” at least pending the ultimate conclusion of the hearing process.

Effective February 27, 2023, Ms. Janet Huffman, the Company’s Chief Financial Officer notified the Company of the termination of her Offer Letter dated February 3, 2022. Effective March 1, 2023, Ms. Huffman also transitioned from Chief Financial Officer to a consulting relationship with the Company instead of a full-time employee relationship. It is expected that Ms. Huffman will provide a set number of hours of her time to the Company and that the Company will engage a new Chief Financial Officer (or similar position) to replace Ms. Huffman. Effective March 6, 2023, Prashant Patel, a member of the Board of Directors, the President and the Chief Operating Officer of the Company, was appointed as Interim Principal Financial/Accounting Officer of the Company.

On March 1, 2023, the Company issued 50,000 shares to White Lion Capital LLC as part of an agreement.

On March 2, 2023, the Company entered into an agreement with Agile Capital Funding LLC., for an accounts receivable funding agreement in the amount of $787,500.